Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.13%
Communication services: 2.68%
Interactive media & services: 1.76%
EverQuote, Inc. Class A†	86,784	$2,064,591
Media: 0.92%
AMC Global Media, Inc. Class A†	108,657	1,084,397
Consumer discretionary: 10.95%
Automobile components: 1.83%
Garrett Motion, Inc.	59,426	2,153,004
Hotels, restaurants & leisure: 1.46%
Brinker International, Inc.†	10,229	1,718,472
Household durables: 3.27%
PulteGroup, Inc.	11,242	1,542,515
SharkNinja, Inc.†	15,110	2,300,800
		3,843,315
Specialty retail: 2.84%
Abercrombie & Fitch Co. Class A†	17,623	1,586,246
Urban Outfitters, Inc.†	24,850	1,760,871
		3,347,117
Textiles, apparel & luxury goods: 1.55%
Kontoor Brands, Inc.	21,953	1,829,563
Energy: 3.42%
Oil, gas & consumable fuels: 3.42%
Chord Energy Corp.	17,297	1,977,047
Teekay Corp. Ltd.	204,235	2,042,350
		4,019,397
Financials: 15.55%
Banks: 6.33%
Axos Financial, Inc.†	18,726	1,823,725
Bank OZK	31,038	1,616,769
Customers Bancorp, Inc.†	26,165	2,069,652
Pathward Financial, Inc.	22,238	1,936,040
		7,446,186
Capital markets: 6.69%
Acadian Asset Management, Inc.	33,502	2,396,063
StoneX Group, Inc.†	24,247	2,873,270
Virtu Financial, Inc. Class A	43,806	2,609,523
		7,878,856
See accompanying notes to portfolio of investments
Allspring SMID Core ETF | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Insurance: 2.53%
HCI Group, Inc.	9,364	$1,641,041
Lincoln National Corp.	37,944	1,341,321
		2,982,362
Health care: 15.59%
Biotechnology: 4.97%
ACADIA Pharmaceuticals, Inc.†	68,753	1,739,451
Exelixis, Inc.†	48,096	2,616,903
United Therapeutics Corp.†	2,746	1,487,865
		5,844,219
Health care providers & services: 5.67%
Alignment Healthcare, Inc.†	106,517	2,536,170
Pediatrix Medical Group, Inc.†	79,434	2,012,063
Universal Health Services, Inc. Class B	14,322	2,129,538
		6,677,771
Pharmaceuticals: 4.95%
Amneal Pharmaceuticals, Inc.†	165,979	2,873,097
Corcept Therapeutics, Inc.†	33,940	2,951,083
		5,824,180
Industrials: 20.70%
Aerospace & defense: 3.07%
Carpenter Technology Corp.	5,861	3,615,299
Construction & engineering: 3.48%
EMCOR Group, Inc.	2,256	1,872,209
Everus Construction Group, Inc.†	13,432	2,229,041
		4,101,250
Electrical equipment: 3.32%
Array Technologies, Inc.†	226,893	1,681,277
Powell Industries, Inc.	7,755	2,220,722
		3,901,999
Machinery: 2.62%
Blue Bird Corp.†	39,103	3,087,573
Passenger airlines: 1.99%
SkyWest, Inc.†	23,562	2,340,413
Professional services: 6.22%
ExlService Holdings, Inc.†	67,254	1,739,188
Innodata, Inc.†	28,232	2,133,775
Science Applications International Corp.	13,988	1,544,415
Willdan Group, Inc.†	24,089	1,905,440
		7,322,818
See accompanying notes to portfolio of investments
2 | Allspring SMID Core ETF

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Information technology: 19.37%
Electronic equipment, instruments & components: 6.15%
Bel Fuse, Inc. Class B	7,930	$2,641,007
Fabrinet†	2,576	1,447,918
TTM Technologies, Inc.†	16,862	3,153,531
		7,242,456
IT services: 1.92%
DigitalOcean Holdings, Inc.†	14,419	2,264,216
Semiconductors & semiconductor equipment: 7.69%
Credo Technology Group Holding Ltd.†	13,181	3,584,573
Onto Innovation, Inc.†	8,472	3,206,229
Semtech Corp.†	13,931	2,254,732
		9,045,534
Software: 3.61%
Dynatrace, Inc.†	18,727	822,303
Pagaya Technologies Ltd. Class A†	103,990	1,897,817
Pegasystems, Inc.	51,141	1,532,696
		4,252,816
Materials: 3.55%
Metals & mining: 3.55%
Century Aluminum Co.†	46,064	2,119,405
Coeur Mining, Inc.	126,219	2,059,894
		4,179,299
Real estate: 5.47%
Diversified REITs: 1.73%
Broadstone Net Lease, Inc.	98,367	2,033,246
Health care REITs: 1.85%
CareTrust REIT, Inc.	54,175	2,185,961
Hotel & resort REITs: 1.89%
Xenia Hotels & Resorts, Inc.	109,195	2,223,210
Utilities: 1.85%
Gas utilities: 1.85%
National Fuel Gas Co.	28,176	2,175,469
Total common stocks (Cost $99,176,410)		116,684,989
See accompanying notes to portfolio of investments
Allspring SMID Core ETF | 3

Portfolio of investments—June 30, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.79%
Investment companies: 1.79%
Allspring Government Money Market Fund Select Class♠∞		3.57%	2,107,905	$2,107,905
Total short-term investments (Cost $2,107,905)				2,107,905
Total investments in securities (Cost $101,284,315)	100.92%			118,792,894
Other assets and liabilities, net	(0.92)			(1,080,043)
Total net assets	100.00%			$117,712,851

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$76,131	$2,538,351	$(506,577)	$0	$0	$2,107,905	2,107,905	$7,992
See accompanying notes to portfolio of investments
4 | Allspring SMID Core ETF

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,148,988	$0	$0	$3,148,988
Consumer discretionary	12,891,471	0	0	12,891,471
Energy	4,019,397	0	0	4,019,397
Financials	18,307,404	0	0	18,307,404
Health care	18,346,170	0	0	18,346,170
Industrials	24,369,352	0	0	24,369,352
Information technology	22,805,022	0	0	22,805,022
Materials	4,179,299	0	0	4,179,299
Real estate	6,442,417	0	0	6,442,417
Utilities	2,175,469	0	0	2,175,469
Short-term investments
Investment companies	2,107,905	0	0	2,107,905
Total assets	$118,792,894	$0	$0	$118,792,894
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring SMID Core ETF | 5